Loan Receivable (Details)			9 Months Ended	12 Months Ended
	May 08, 2022 USD ($)	May 08, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 21, 2025 CNY (¥)	Jun. 13, 2024 CNY (¥)	Aug. 31, 2022 USD ($)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 22, 2022 USD ($)	Jan. 22, 2022 CNY (¥)
Loan Receivable [Line Items]
Loan amount									$ 3,000,000	$ 986,318	¥ 7,000,000	$ 422,708	¥ 3,000,000	$ 4,272,079	¥ 30,000,000
Interest percentage										12.00%	12.00%
Interest	$ 17,368	¥ 120,000
Outstanding loans			$ 5,213,397	$ 5,213,397	$ 5,355,257
Production cost per year	$ 1,306,000
Interest of loans				1.50%
Interest income				$ 909,362	$ 540,842	$ 7,107
Third Party [Member]
Loan Receivable [Line Items]
Loans to third party			9,800,000
Loans to third party			$ 7,300,000
Forecast [Member]
Loan Receivable [Line Items]
Loan amount | ¥							¥ 30,000,000	¥ 7,000,000